Segment Information (Details) - Schedule of information by segment for the years - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Distribution Business [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income
Non-interest income	9,687,819	179,931	24,610,309	929,555
Less: inter-segment
Total	9,687,819	179,931	24,610,309	929,555
Commission expense	6,912,065	68,194	16,839,870	332,381
Depreciation	261	133	884	521
Income (loss) from operations	452,437	(1,447,062)	(4,960,505)	(6,061,091)
Investment income loss net
Total assets	4,267,591	1,571,719	3,556,198	1,320,791
Platform Business [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income	38,158	61,323	176,175	961,522
Non-interest income	1,347,703	1,835,069	6,293,743	9,577,526
Less: inter-segment
Total	1,385,861	1,896,392	6,469,918	10,539,048
Commission expense	383,427	632,848	1,983,588	3,533,870
Depreciation	95,622	95,943	391,104	42,170
Income (loss) from operations	(11,186,637)	545,583	(10,767,796)	2,777,746
Investment income loss net
Total assets	57,423,358	53,922,273	59,001,756	54,511,457
Fintech Business [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income
Non-interest income		1,579	4,896
Less: inter-segment		(1,579)	(4,896)
Total
Commission expense
Depreciation	5,289	603	885	2,692
Income (loss) from operations	(3,849,608)	(1,010,838)	(12,622,796)	(5,163,778)
Investment income loss net	1,723,064	2,148,935	(8,937,431)	130,255,232
Total assets	35,454,721	50,338,816	38,140,822	66,154,783
Healthcare Business [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income
Non-interest income
Less: inter-segment
Total
Commission expense
Depreciation
Income (loss) from operations
Investment income loss net
Total assets	519,769	521,053	522,557	523,269
Total [Member]
Segment Information (Details) - Schedule of information by segment for the years [Line Items]
Interest income	38,158	61,323	176,175	961,522
Non-interest income	11,035,522	2,015,000	30,908,948	10,507,081
Less: inter-segment			(4,896)
Total	11,073,680	2,076,323	31,080,227	11,468,603
Commission expense	7,295,492	701,042	18,823,458	3,866,251
Depreciation	101,172	96,679	392,873	45,383
Income (loss) from operations	(14,583,808)	(1,912,317)	(28,351,097)	(8,447,123)
Investment income loss net	1,723,064	2,148,935	(8,937,431)	130,255,232
Total assets	$ 97,665,439	$ 106,353,861	$ 101,221,333	$ 122,510,300